Income taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Capitalized R&D costs	€ 481.7	€ 514.1	€ 592.1
Goodwill	79.8	65.0	0.0
R&D and other tax credit carry forwards	266.6	217.8	213.4
Inventories	95.5	61.4	45.2
Contract liabilities	1,046.0	959.8	820.8
Accrued and other liabilities	135.4	139.5	113.9
Operating loss carry forwards	1.1	3.9	4.5
Property, plant and equipment	11.4	29.2	18.9
Lease liabilities	25.4	28.7	27.4
Other intangible assets	107.0	119.3	124.8
Share-based payments	30.0	16.8	11.4
Other temporary differences	24.4	22.5	23.3
Total deferred tax assets, gross	2,304.3	2,178.0	1,995.7
Valuation allowance	(242.6)	(206.7)	(215.4)
Total deferred tax assets, net	2,061.7	1,971.3	1,780.3
R&D & other credit carry forwards, other	(9.7)	(28.1)
Total deferred tax assets, gross	(9.7)	(28.1)
Total deferred tax assets, net, other	(9.7)	(28.1)
Deferred tax assets, capitalized R&D expenditures, Consolidated Statements of Operations	(66.5)	(54.5)
Deferred tax assets, tax credit carryforwards, goodwill, impact on Consolidated Statements of Operations	14.8	65.0
Deferred tax assets, R&D & other credits, Consolidated Statements of Operations	45.4	39.5
Deferred tax assets, inventories, Consolidated Statements of Operations	31.6	17.6
Deferred tax assets, contract liabilities, Consolidated Statements of Operations	39.9	174.4
Deferred tax assets, accrued and other liabilities, Consolidated Statements of Operations	(6.6)	30.5
Deferred tax assets, tax effect carry-forward losses, Consolidated Statements of Operations	(2.8)	0.2
Deferred tax assets, Property, plant and equipment, Consolidated Statements of Operations	(16.2)	10.7
Deferred tax assets, lease liabilities, Consolidated Statements of Operations	(5.0)	2.3
Deferred tax assets, intangible fixed assets, Consolidated Statements of Operations	(12.3)	(5.5)
Deferred tax assets, share-based payments, Consolidated Statements of Operations	6.9	5.9
Deferred tax assets, other temporary differences, Consolidated Statements of Operations	4.9	(6.6)
Total deferred tax assets, gross, Consolidated Statements of Operations	34.1	279.5
Deferred tax assets, valuation allowance, Consolidated Statements of Operations	(24.9)	3.0
Total deferred tax assets, net, Consolidated Statements of Operations	9.2	282.5
Deferred tax assets, other temporary differences, income tax recognized in other comprehensive income	3.7
Total deferred tax assets, gross, income tax recognized in other comprehensive income	3.7
Total deferred tax assets, net, income tax recognized in other comprehensive income	3.7
Capitalized R&D expenditures, effect of changes in exchange rates	34.1	(23.5)
R&D & other credits, effect of changes in exchange rates	13.1	(7.0)
Inventories, effect of changes in exchange rates	2.5	(1.4)
Contract liabilities, effect of changes in exchange rates	46.3	(35.4)
Accrued and other liabilities, effect of changes in exchange rates	2.5	(4.9)
Tax effect carry-forward losses, effect of changes in exchange rates		(0.8)
Property, plant and equipment, effect of changes in exchange rates	(1.6)	(0.4)
Lease liabilities, effect of changes in exchange rates	1.7	(1.0)
Share-based payments, effect of changes in exchange rates	6.3	(0.5)
Other temporary differences, effect of changes in exchange rates	(6.7)	5.8
Total deferred tax assets, gross, effect of changes in exchange rates	98.2	(69.1)
Valuation allowance, effect of changes in exchange rates	(11.0)	5.7
Total deferred tax assets, net, effect of changes in exchange rates	87.2	(63.4)
Deferred tax liabilities:
Other intangible assets	(46.0)	(52.0)	(65.4)
Goodwill	(45.7)	(38.5)	(28.8)
Inventories	0.0	(3.8)	0.0
Right-of-use assets	(25.4)	(28.7)	(27.4)
Property, plant and equipment	(36.1)	(13.6)	(9.8)
Accrued and other liabilities	(0.3)	(0.5)	0.0
Contract liabilities	0.0	(80.0)	(16.3)
Long-term debt	(1.3)	(1.6)	(1.5)
Other temporary differences	(12.3)	(2.9)	(9.8)
Total deferred tax liabilities	(167.1)	(221.6)	(159.0)
Total deferred tax liabilities, Other	0.0	0.0
Net deferred tax assets (liabilities), other	(9.7)	(28.1)
Deferred tax liabilities, intangible assets, impact on Consolidated Statements of Operations	9.4	10.9
Deferred tax liabilities, goodwill, impact on Consolidated Statements of Operations	(7.2)	(9.7)
Deferred tax liabilities, inventories, impact on Consolidated Statements of Operations	3.7	(4.1)
Deferred tax liabilities, leasing arrangements, impact on Consolidated Statements of Operations	5.0	(2.3)
Deferred tax liabilities, property, plant and equipment, impact on Consolidated Statements of Operations	(22.7)	(5.1)
Deferred tax liabilities, accrued and other liabilities, impact on Consolidated Statements of Operations	0.2	(0.5)
Deferred tax liabilities, tax deferred income, impact on Consolidated Statements of Operations	80.0	(64.2)
Deferred tax liabilities, deferred expense, capitalized interest, impact on Consolidated Statements of Operations	0.3	(0.1)
Deferred tax liabilities, other, impact on Consolidated Statements of Operations	(11.7)	9.8
Total deferred tax liabilities, Consolidated Statements of Operations	57.0	(65.3)
Net deferred tax assets (liabilities), Consolidated Statements of Operations	66.2	217.2
Deferred tax liabilities, gross, income tax recognized in Shareholders' Equity	0.0
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity	3.7
Deferred tax liabilities, intangible assets, effect of changes in exchange rates	(3.4)	2.5
Deferred tax liabilities, inventories, effect of changes in exchange rates	0.1	0.3
Deferred tax liabilities, leasing arrangements, effect of changes in exchange rates	(1.7)	1.0
Deferred tax liabilities, property, plant and equipment, effect of changes in exchange rates	0.2	1.3
Deferred tax liabilities, contract liabilities, effect of changes in exchange rates		0.5
Deferred tax liabilities, other, effect of changes in exchange rates	2.3	(2.9)
Total deferred tax liabilities, effect of changes in exchange rates	(2.5)	2.7
Net deferred tax assets (liabilities), effect of changes in exchange rates	84.7	(60.7)
Total deferred tax assets, net	2,061.7	1,971.3	1,780.3
Deferred tax liabilities	(46.1)	(122.6)	(51.5)
Net deferred tax assets (liabilities)	1,894.6	1,749.7	1,621.3
Deferred tax assets – non-current
Deferred tax assets:
Total deferred tax assets, net	1,940.7	1,872.3	1,672.8
Deferred tax liabilities:
Total deferred tax assets, net	1,940.7	1,872.3	1,672.8
Deferred tax liabilities – non-current
Deferred tax liabilities:
Deferred tax liabilities	€ (46.1)	€ (122.6)	€ (51.5)